Note 1 - Basis of Presentation and General Information (Details) - Charterers Individually Accounted for More than 10% of the Company’s Voyage and Time Charter Revenues - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Charterer CMA [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter	17.41%	12.61%	7.13%
Charterer GSS [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter	16.14%	3.84%	2.21%
Charterer MSC [Member]
Concentration Risk [Line Items]
Percentage of revenue by charter	12.92%	10.62%	10.16%